UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23404

North Capital Funds Trust
(Exact name of registrant as specified in charter)

623 E Fort Union Blvd

Suite 101

Salt Lake City, UT 84047
(Address of principal executive offices) (Zip code)

THE CORPORATION TRUST COMPANY

Corporation Trust Center, 1209 Orange Street

Wilmington, DE 19801
(Name and address of agent for service)

(888) 625-7768

Registrant’s telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period: April 30, 2026

Item 1. Reports to Stockholders.

(a)

North Capital Treasury Money Market Fund
Institutional Class | NCGXX
Annual Shareholder Report | April 30, 2026
This annual shareholder report contains important information about the North Capital Treasury Money Market Fund for the period of May 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://funds.northcapital.com/. You can also request this information by contacting us at 833-262-3863 (833-2-NCFUND).
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$0	0.00%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$66,712,860
Number of Holdings	14
Net Advisory Fee	$0
Daily Liquid Assets	99.9%
Weekly Liquid Assets	99.9%
Weighted Average Maturity	31.88 days
Weighted Average Life	31.88 days
7-Day Yield	3.69%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Top Security Types	(% of Net Assets)
U.S. Treasury Bills	100.2%
Cash & Other	-0.2%

Effective Maturity Schedule	(% of Net Assets)
1-7 Days	18.4%
8-30 Days	20.0%
31-90 Days	61.6%
91-180 Days	0.0%
181 Days or more	0.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://funds.northcapital.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your North Capital, Inc. documents not be householded, please contact North Capital, Inc. at 833-262-3863 (833-2-NCFUND), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  North Capital, Inc. or your financial intermediary.
North Capital Treasury Money Market Fund	PAGE 1	TSR-AR-658186309

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s president and treasurer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Ms. Karen Fleck is the “audit committee financial expert” and is considered to be “independent” as such term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) Audit Service Fees

$14,280 (FY 2026) and $13,800 (FY 2025) are the aggregate fees billed for the last two fiscal years for professional services rendered by the principal accountant to the registrant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Audit-Related Service Fees

There were no fees billed in the fiscal years 2026 and 2025 for Audit-Related Fees.

(c) Tax Service Fees

Tax service fees were included in the Audit service fees of $14,280 (FY 2026) and $13,800 (FY 2025). There were no fees billed in the last fiscal year for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice, tax planning and tax return preparation.

There were no fees billed in the fiscal years 2026 and 2025 for professional services rendered by the principal accountant to registrant’s investment adviser for tax compliance, tax advice and tax planning that were required to be approved by the audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) All Other Service Fees

There were no other fees billed in the fiscal years 2026 and 2025 for products and services provided by the principal accountant to the registrant, other than the services reported in paragraphs (a) – (c) of this Item 4.

(e) (1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e) (2) None.

(f) All of the principal accountant’s hours spent auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) See the tax fees disclosed in paragraph (c) of this Item 4.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

North Capital Treasury Money Market Fund
2026 Annual
Financial Statements and Additional Information
April 30, 2026

NORTH CAPITAL FUNDS TRUST – NORTH CAPITAL TREASURY MONEY MARKET FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees and
Shareholders of North Capital Treasury Money Market Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of North Capital Treasury Money Market Fund (the “Fund”) as of April 30, 2026, the related statement of operations for the fiscal year ended April 30, 2026, the statement of changes in net assets for the fiscal years ended April 30, 2026 and April 30, 2025 and the financial highlights for the fiscal years ended April 30, 2026, April 30, 2025, April 30, 2024, April 30, 2023, and April 30, 2022 and the related notes (collectively referred to as the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2026, the results of its operations for the fiscal year ended April 30, 2026, the changes in its net assets for the fiscal years ended April 30, 2026 and April 30, 2025 and the financial highlights for the fiscal years ended April 30, 2026, April 30, 2025, April 30, 2024, April 30, 2023, and April 30, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

Richey, May & Co., LLP
We have served as the Fund’s auditor since 2019.
Englewood, Colorado
June 25, 2026
This Audit Opinion is provided under Richey May & Co., LLP which is a licensed independent CPA firm that provides attest services to its clients.

1

NORTH CAPITAL TREASURY MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
April 30, 2026

	Par Value	Fair Value*
U.S. TREASURY DEBT - 100.2%
U.S. Treasury Bill
3.68%, 05/07/2026(a)	$12,295,000	$12,287,559
3.68%, 05/12/2026(a)	5,000,000	4,994,462
3.67%, 05/14/2026(a)	803,000	801,950
3.69%, 05/19/2026(a)	425,000	424,228
3.67%, 05/21/2026(a)	1,590,000	1,586,807
3.68%, 05/26/2026(a)	2,990,000	2,982,464
3.67%, 05/28/2026(a)	2,590,000	2,582,967
3.67%, 06/02/2026(a)	8,065,000	8,039,049
3.63%, 06/04/2026(a)	290,000	289,020
3.62%, 06/09/2026(a)	9,585,000	9,547,883
3.64%, 06/11/2026(a)	5,080,000	5,059,236
3.67%, 06/16/2026(a)	10,000,000	9,953,808
3.63%, 06/18/2026(a)	20,000	19,904
3.66%, 06/23/2026(a)	8,350,000	8,305,684
TOTAL U.S. TREASURY DEBT (Cost $66,875,021)		66,875,021
TOTAL INVESTMENTS - 100.2% (Cost $66,875,021)(c)		$66,875,021
Money Market Deposit Account - 0.2%(b)		110,153
Liabilities in Excess of Other Assets - (0.4)%		(272,314)
TOTAL NET ASSETS - 100.0%		$66,712,860

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
*	Securities are valued in accordance with procedures described in Note 2 in Notes to Financial Statements.
(a)	The rate shown is the annualized yield as of April 30, 2026.
(b)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 1.77%.

(c)
On April 30, 2026, the cost of investments for federal income tax purposes was $66,875,021. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

The accompanying notes are an integral part of these financial statements.

2

NORTH CAPITAL TREASURY MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2026

ASSETS:
Investments, at value (Note 2)	$66,875,021
Cash - interest bearing deposit account	110,153
Receivable from Adviser (Note 3)	25,005
Prepaid expenses and other assets	13,567
Interest receivable	115
Total assets	67,023,861
LIABILITIES:
Distributions payable	200,396
Payable for fund administration and accounting fees	59,173
Payable for transfer agent fees and expenses	28,801
Payable for fund shares redeemed	10,429
Payable for expenses and other liabilities	12,202
Total liabilities	311,001
NET ASSETS	$ 66,712,860
Net Assets Consists of:
Paid-in capital	$66,712,727
Total distributable earnings	133
Total net assets	$ 66,712,860
Institutional Class
Net assets	$66,712,860
Shares issued and outstanding(a)	66,712,727
Net asset value per share	$1.00
Cost:
Investments, at cost (Note 2)	$66,875,021

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

3

NORTH CAPITAL TREASURY MONEY MARKET FUND
STATEMENT OF OPERATIONS
For the Year Ended April 30, 2026

INVESTMENT INCOME:
Interest income	$ 1,857,647
Total investment income	1,857,647
EXPENSES:
Investment advisory fee	117,814
Fund administration and accounting fees	102,523
Transfer agent fees	51,453
Federal and state registration fees	36,820
Legal fees	31,928
Audit fees	17,386
Custodian fees	10,703
Trustees’ fees	10,696
Compliance fees	5,850
Other expenses and fees	24,668
Total expenses	409,841
Expense reimbursement by Adviser	(409,841)
Net investment income	1,857,647
REALIZED LOSS
Net realized loss from:
Investments	(133)
Net realized loss	(133)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 1,857,514

The accompanying notes are an integral part of these financial statements.

4

NORTH CAPITAL TREASURY MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended April 30,
	2026	2025
OPERATIONS:
Net investment income	$1,857,647	$1,001,213
Net realized gain (loss)	(133)	1
Net increase in net assets from operations	1,857,514	1,001,214
DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	(1,857,647)	(1,001,213)
Total distributions	(1,857,647)	(1,001,213)
CAPITAL TRANSACTIONS:*
Shares sold - Institutional Class	91,123,801	16,908,910
Shares issued from reinvestment of distributions - Institutional Class	1,724,082	965,717
Shares redeemed - Institutional Class	(57,646,450)	(4,627,732)
Net increase in net assets from capital transactions	35,201,433	13,246,895
Net increase in net assets	35,201,300	13,246,896
NET ASSETS:
Beginning of the year	31,511,560	18,264,664
End of the year	$66,712,860	$31,511,560

*	North Capital Treasury Money Market Fund transacts at $1.00 per share.
The accompanying notes are an integral part of these financial statements.

5

NORTH CAPITAL TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS

	Year Ended April 30,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
INVESTMENT OPERATIONS:
Net investment income(a)	0.04	0.05	0.05	0.03	0.00
Net realized and unrealized gain (loss) on investments(b)	0.00	0.00	0.00	0.00	0.00
Total from investment operations	0.04	0.05	0.05	0.03	0.00
LESS DISTRIBUTIONS FROM:
Net investment income	(0.04)	(0.05)	(0.05)	(0.03)	0.00
Total distributions	(0.04)	(0.05)	(0.05)	(0.03)	0.00
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total return(d)	4.10%	4.96%	5.44%	3.00%	0.07%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$66,713	$31,512	$18,265	$13,831	$136
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(c)	0.87%	1.64%	2.01%	4.53%	178.73%
After expense reimbursement/recoupment(c)	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net investment income (loss) to average net assets(c)	3.94%	4.80%	5.31%	4.21%	0.07%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Annualized
(d)	Total return would have been lower had certain expenses not been waived and reimbursed. Past performance is no guarantee of future results.
The accompanying notes are an integral part of these financial statements.

6

NORTH CAPITAL FUNDS TRUST – NORTH CAPITAL TREASURY MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 2026
1. ORGANIZATION
The North Capital Treasury Money Market Fund (the “Fund”), is a series of North Capital Funds Trust, a Delaware statutory trust organized on December 10, 2018 (the “Trust”). The Fund commenced operations on July 17, 2019. The Fund offers Institutional Class Shares. The Fund operates as a “diversified” fund, as such term is defined under the Investment Company Act of 1940, as amended (the “1940 Act”). The investment objective of the Fund is to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The Trust is registered as an open-end management investment company. The Trust is governed by its Board of Trustees (the “Board” or “Trustees”). The investment adviser to the Fund is North Capital, Inc. (the “Adviser”).
Each share of the Fund represents an equal proportionate interest in the assets and liabilities belonging to the Fund with each other share of the Fund and is entitled to such dividends and distributions out of income belonging to the Fund as are declared by the Trustees. All shares of the Fund have equal voting rights and liquidation rights.
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and are stated in U.S. dollars. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
(A)	Calculation of Net Asset Value Per Share – The net asset value per share (“NAV”) is calculated by dividing the Fund’s net assets (assets minus liabilities) by the number of shares outstanding.
(B)
Investment Valuation – Investments are valued using the amortized cost method of valuation in an effort to maintain a constant net asset value of $1.00 per share, which the Board has determined to be in the best interest of the Fund and its shareholders. This method involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates and other factors on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. During such periods, the yield to an investor in the Fund may differ somewhat from that obtained in a similar investment company which uses available market quotations to value all its portfolio securities.

GAAP requires disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities with similar interest rates, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The availability of observable inputs can vary from security to security and it is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

7

NORTH CAPITAL FUNDS TRUST – NORTH CAPITAL TREASURY MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 2026(Continued)
The fair value levels are not necessarily an indication of the risk associated with investing in these securities. As of April 30, 2026, the Fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
U.S. Treasury Debt	$—	$66,875,021	$—	$66,875,021
Total Investments	$—	$66,875,021	$—	$66,875,021

Refer to the Fund’s Schedule of Investments for further security classification.
During the fiscal year ended April 30, 2026, there were no transfers between fair value levels, and the Fund’s portfolio did not hold any securities deemed to be Level 3.
(C)
Use of Estimates – The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(D)
Security Transactions and Investment Income – For financial statement purposes, the Fund records security transactions on the trade date of the security purchase or sale. As of April 30, 2026, the Fund did not have any unsettled trades. Interest income, including amortization, is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or as soon as information is available to the Fund. Distributions to shareholders, which are determined in accordance with income tax regulations, are also recorded on the ex-dividend date.

(E)
Cash and Cash Equivalents – The Fund considers highly liquid short-term fixed income investments purchased with an original maturity of less than three months to be cash equivalents. Cash equivalents are included in short-term investments on the Schedule of Investments as well as in investments of the Statement of Assets and Liabilities.

(F)
Federal Income Taxes – The Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required.

As of April 30, 2026, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all tax returns filed for the last three years.
Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book-to-tax differences. To the extent these differences are permanent, reclassifications are made to the appropriate equity accounts in the period in which the differences arise. These reclassifications have no effect on net assets. For the year ended April 30, 2026, no adjustments were made for permanent tax differences.
As of and during the fiscal year ended April 30, 2026, the Fund did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Fund files income tax returns in the U.S. federal jurisdiction and Delaware.
The Fund follows ASC 740 “Income Taxes”, which requires that the effects of a tax position taken, or expected to be taken, in a tax return be recognized in the financial statements when it is more likely than not, based on the technical merits, that the position will be sustained upon examination. Management has concluded that the Fund has taken no uncertain tax positions that require adjustment to the financial statements.

8

NORTH CAPITAL FUNDS TRUST – NORTH CAPITAL TREASURY MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 2026(Continued)
(G)
Distribution to Shareholders – As a government money market fund, the Fund’s distributions are expected to consist primarily of income dividends, and income dividends will be declared daily and distributed monthly.

The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which the amounts are distributed may differ from the period that the income or realized gains were recorded by the Fund.
The distributions paid during the fiscal years ended April 30, 2026, and April 30, 2025 (adjusted by dividends payable as of April 30, 2026 and April 30, 2025, respectively) were as follows:

	Fiscal Year Ended April 30,
	2026	2025
Ordinary Income	$1,767,670	$968,206

The Fund also designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares. There were no long-term gains for the fiscal years ended April 30, 2026 and April 30, 2025.
(H)
Indemnifications – The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown as it would be dependent upon future claims that may be made against the Fund. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

3. AGREEMENTS
(A)
Management Agreement, Operating Expenses Limitation Agreement and Transactions with Related Parties – Under the terms of the Management Agreement between the Trust, on behalf of the Fund, and the Adviser (the “Management Agreement”), the Adviser, subject to the supervision of the Board, provides or arranges to be provided to the Fund such investment advice as its deems advisable and will furnish or arrange to be furnished a continuous investment program for the Fund consistent with the Fund’s investment objective and policies. The monthly compensation paid to the Adviser is accrued daily at an annual rate of 0.25% on the average daily net assets of the Fund.

Effective April 6, 2020, the Adviser voluntarily agreed to further waive or reimburse certain fees and expenses as needed in order to maintain a zero or positive yield for the Fund.
In the interest of limiting the expenses of the Fund, the Adviser has entered into a contractual operating expense limitation agreement (the “Operating Expenses Limitation Agreement”). Pursuant to the Operating Expenses Limitation Agreement, the Adviser has agreed to waive or limit its fees and assume other expenses of the Fund (excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses);
(v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; (vii) extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers, including the Adviser)) incurred in the ordinary course of business so that the Fund’s ratio of total annual operating expenses, expressed as a percentage of a share classes’ average daily net assets, is limited to 0.45% until at least August 31, 2027 and limited to 1.00% at least until August 31, 2036. The Adviser retains its right to receive reimbursement of any excess expense payments paid by it pursuant to the Operating Expenses Limitation Agreement for 3 years from the date on which the waiver or reimbursement occurs if such reimbursement can be achieved within the lesser of the Operating Expense Limitation or the expense limits in place at the time of recoupment. The Adviser’s right to receive such reimbursement shall survive the termination of either the Operating Expenses Limitation Agreement or the Management Agreement.

9

NORTH CAPITAL FUNDS TRUST – NORTH CAPITAL TREASURY MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 2026(Continued)
The following table shows the remaining waived expenses subject to potential recovery expiring:

April 2027	$251,483
April 2028	$248,208
April 2029	$197,773

(B)
Administrator, Custodian and Transfer Agent – The custodian to the Trust is U.S. Bank, N.A. The administrator and transfer agent to the Trust is U.S. Bancorp Fund Services, LLC, an affiliate of U.S. Bank, N.A.

(C)
Distributor – North Capital Private Securities Corporation (the “Distributor”) serves as principal underwriter and national distributor for the shares of the Trust pursuant to an underwriting agreement with the Trust. The Adviser and the Distributor are subsidiaries of North Capital Investment Technology Inc. The Fund incurred no fees and expenses with the Distributor for the fiscal year ended April 30, 2026.

4. CONTROL PERSONS
As of April 30, 2026, a shareholder owned 41.60% of the outstanding shares of the Fund, which is deemed to “control” the Fund as defined in the 1940 Act.
5. PRINCIPAL RISKS
The Fund in the normal course of business makes investments in financial instruments where there is risk of potential loss. There can be no assurance that the Fund will achieve its investment objective.
Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Fund. The Fund’s NAV could decline over short periods due to short-term market movements and over longer periods during market downturns. Overall securities market risks, including volatility, may affect the value of individual instruments in which the Fund invests. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change or climate related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.
6. SUBSEQUENT EVENTS
Management has evaluated Fund related events and transactions that occurred subsequent to April 30, 2026, through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

10

North Capital Treasury Money Market Fund
Tax Information
The information set forth below is for the Fund’s fiscal year ended April 30, 2026, as required by federal laws. Most shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of the Fund. Accordingly, the information needed for income tax purposes will be sent in early 2027 on Form 1099. Please consult your tax advisor for proper treatment of this information.
For the fiscal year ended April 30, 2026, the Fund has designated long-term capital gains and ordinary income with regard to distributions paid during the period as follows:

Fund	Long Term Capital Gains Distributions (Tax Basis)	Ordinary Income Distributions (Tax Basis)	Total Distributions (Tax Basis)[1]
North Capital Treasury Money Market Fund	—%	100.0%	100.0%

[1]	None of the dividends paid by the Fund are eligible for the dividends received deduction or are characterized as qualified dividend income.
The percentage of ordinary income distributions that are designated as interest-related dividends under Internal Revenue Code Section 871(k)(1)(C) for the Fund was as follows:

North Capital Treasury Money Market Fund	100.0%

The percentage of ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C) for the Fund was as follows:

North Capital Treasury Money Market Fund	0.0%

11

North Capital Treasury Money Market Fund
Other Information
Changes in and Disagreements with Accountants for Open-End Investment Companies
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure for Open-End Investment Companies
There were no matters submitted for a vote to shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies
Refer to information provided within financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contract
Not applicable.

12

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	North Capital Funds Trust

By (Signature and Title)	/s/ James P. Dowd
James P. Dowd, Principal Executive Officer

Date	7/7/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ James P. Dowd
James P. Dowd, Principal Executive Officer

Date	7/7/2026

By (Signature and Title)	/s/ Dan Watson
Dan Watson, Principal Financial Officer

Date	7/8/2026